DEBT	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
DEBT
DEBT

The Company drew down $54.6 million in the six months ended June 30, 2017 from its $109.2 million term loan facility with ING in connection with one VLCC delivered in the period.

The Company drew down $165.9 million in the six months ended June 30, 2017 from its $328.4 million term loan facility with China Exim Bank in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the period.

The Company drew down $50.0 million from its senior unsecured loan facility of up to $275.0 million with an affiliate of Hemen Holding Ltd.

In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 15 years. This facility will be used to part finance eight of our newbuildings and will be secured by four Suezmax tankers and four Aframax/LR2 tankers. The Company drew down $149.6 million in the six months ended June 30, 2017 from this facility in connection with two Suezmax tankers and one LR2/Aframax tanker delivered in the period.

In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The facility will be used to partially finance two of our recent VLCC resales and newbuilding contracts. As at June 30, 2017 the full balance remains available and undrawn.

In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with ING. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The facility will be used to partially finance two of our recent VLCC resales and newbuilding contracts. As at June 30, 2017 the full balance remains available and undrawn.

The Company has recorded debt issuance costs (i.e. deferred charges) of $11.6 million at June 30, 2017 as a direct deduction from the carrying amount of the related debt.

Assets pledged

(in thousands of $)	2017	2016
Vessels and equipment, net,	2,041,679	1,476,889